LOANS FROM RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans From Related Party
LOANS FROM RELATED PARTY

NOTE 9 — LOANS FROM RELATED PARTY

The Company issued Dolphin Entertainment, LLC (“DE LLC”), an entity wholly owned by the Company’s Chief Executive Officer, William O’Dowd (the “CEO”), a promissory note (the “DE LLC Note”) which matures on July 31, 2023.

As of both June 30, 2022 and December 31, 2021, the Company had a principal balance of $1,107,873, and accrued interest amounted to $110,787 and $55,849 as of June 30, 2022 and December 31, 2021, respectively. For the six months ended June 30, 2022 and 2021, the Company did not repay any principal balance on the DE LLC Note.

The Company recorded interest expense of $27,621 for both the three months ended June 30, 2022 and 2021, and $54,938 for both the six months ended June 30, 2022 and 2021, respectively, related to this loan from related party. The Company did not make cash payments during the six months ended June 30, 2022, related to this loan from related party. The Company made cash interest payments amounting to $81,621 during the six months ended June 30, 2021, related to this loan from related party.

NOTE 17 — LOANS FROM RELATED PARTY

Dolphin Entertainment, LLC (“DE LLC”), an entity wholly owned by the Company’s Chief Executive Officer, William O’Dowd (the “CEO”), previously advanced funds for working capital to Dolphin Films. In prior years, Dolphin Films entered into a promissory note with DE LLC (the “Original DE LLC Note”) in the principal amount of $1,009,624, which was payable on demand. The Original DE LLC Note was payable on demand and accrued interest at a rate of 10% per annum. On June 15, 2021, the Company exchanged the Original DE LLC Note for a new note maturing on July 31, 2023 (“New DE LLC Note” and together with the Original DE LLC Note, “the DE LLC Notes”). Other than the change in maturity date, there were no other changes to the principal, interest or any other terms of the Original DE LLC Note.

For the years ended December 30, 2021 and 2020, the Company did not repay any principal balance of the New DE LLC Note. During the years ended December 31, 2021 and 2020, the Company recorded interest expense related to the DE LLC Notes of $110,787 and $111,091, respectively, on its consolidated statements of operations and repaid $81,621 and $500,000 of interest during the years ended December 31, 2021 and 2020, respectively.

As of both December 31, 2021, and 2020, the Company had a principal balance of $1,107,873, and accrued interest of $55,849 and $26,683, respectively relating to the DE LLC Notes.